Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 08, 2023	Nov. 21, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)			1		500,000
Accumulated deficit			$ (27,719,075)		$ (26,476,760)
Cash flows used in operating activities			(332,814)	$ (2,091,809)	(4,809,009)	$ (13,528,251)
Working capital			2,500,000		1,300,000
Cash and cash equivalents			58,812		236,340
Restricted cash			50,000		100,000
Received gross proceeds			94,000
Preferred stock offerings					1,000,000
Cash balance			50,039		100,000
Inventory allowance			$ 110,000		$ 112,000
Income tax benefit rate			50.00%		50.00%
Advertising expense			$ 145,000	490,000	$ 1,576,325	3,059,429
Stockholders equity	$ 4,000,000	$ 2,000,000	2,000,000		712,000
Received gross proceeds			90,325		950,000
Cash					100,000
Inventory allowance					112,000	0
Contract liabilities					3,407	10,000		$ 13,750
Revenue recognized						10,000	$ 13,750
Receivables with customers					172,101	259,317		$ 208,160
Unrecognized equity-based compensation expense			7,046		0	991,167
Restricted Cash [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balance			50,000		100,000
Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit					(26,476,760)	(15,819,858)
Cash and cash equivalents					236,340	2,080,335
Cash balance					100,000
Cash [Member] | Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents			59,000
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents					$ 236,000
Notes Live [Member]
Summary of Significant Accounting Policies [Line Items]
Termination fee			1,000,000
Reimburse expenses			500,000
Fresh Vine [Member]
Summary of Significant Accounting Policies [Line Items]
Termination fee			1,000,000
Reimburse expenses			500,000
Liquidity, Going Concern, and Management Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash flows used in operating activities			$ (333,000)